Accounts Receivable, net	12 Months Ended
Dec. 31, 2022
Accounts Receivable Net
Accounts Receivable, net

NOTE 5: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2022	December 31, 2021
Accounts receivable	$49,841	$56,928
Less: Allowance for credit losses	(3,347)	(3,275)
Accounts receivable, net	$46,494	$53,653

Changes to the allowance for credit losses are summarized as follows:

Allowance for credit losses	Balance at Beginning of Period	Charges to Costs and Expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2020	$(2,489)	$(541)	$146	$(2,884)
Year ended December 31, 2021	$(2,884)	$(391)	$—	$(3,275)
Year ended December 31, 2022	$(3,275)	$(320)	$248	$(3,347)

Concentration of credit risk with respect to accounts receivable is limited due to the Company’s large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables.

For the year ended December 31, 2022, two customers accounted for 20.9% and 13.4% respectively, of the Company’s revenue from continuing operations. For the year ended December 31, 2021, two customers accounted for 23.3% and 10.3%, respectively, of the Company’s revenue from continuing operations. For the year ended December 31, 2020, one customer accounted for 31.7% of the Company’s revenue from continuing operations.